Payments, by Category - 12 months ended Dec. 31, 2023 - USD ($)	Total	Mineral Technologies [Member]
Payments:
Taxes	$ 27,513,000.00	$ 27,513,000.00
Royalties	144,000.00	144,000.00
Fees	1,370,000.00	1,370,000.00
Comm. Social Resp.	1,000.00	1,000.00
Total Payments	$ 29,028,000.00	$ 29,028,000.00